Interest Expense	12 Months Ended
Mar. 31, 2025
Interest Expense [Abstract]
Interest expense
15.	Interest expense

	Year ended March 31, 2023	Year ended March 31, 2024	Year ended March 31, 2025
	RMB	RMB	RMB

Amortization charges on promissory notes	9,706	5,058	5,974
Interest expense on borrowings	3,644	2,268	532
Total	13,350	7,326	6,506